Note 15 (Tables)	12 Months Ended
Dec. 31, 2023
Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk [Abstract]
Derivatives Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk [Table Text Block]
The balance of these headings in the consolidated balance sheets is as follows:

Derivatives – Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk (Millions of Euros)
	2023	2022	2021
ASSETS
Derivatives - Hedge accounting	1,482	1,891	1,805
Fair value changes of the hedged items in portfolio hedges of interest rate risk	(97)	(148)	5
LIABILITIES
Derivatives - Hedge accounting	2,625	3,303	2,626
Fair value changes of the hedged items in portfolio hedges of interest rate risk	—	—	—

Derivatives Hedge accounting breakdown by type of risk and type of hedge [Table Text Block]
The details of the net positions by hedged risk of the fair value of the hedging derivatives recognized in the consolidated balance sheets are as follows:

Derivatives - Hedge accounting. Breakdown by type of risk and type of hedge (Millions of Euros)
	Notes	2023		2022		2021
		Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate		422	364	656	376	697	322
OTC		422	364	656	376	697	322
Organized market		—	—	—	—	—	—
Equity		—	—	—	—	—	—
OTC		—	—	—	—	—	—
Organized market		—	—	—	—	—	—
Foreign exchange and gold		221	31	259	83	463	135
OTC		221	31	259	83	463	135
Organized market		—	—	—	—	—	—
Credit		—	—	—	—	—	—
Commodities		—	—	—	—	—	—
Other		—	—			—	—
FAIR VALUE HEDGES		644	395	915	459	1,160	457
Interest rate		490	2,048	470	2,763	228	1,786
OTC		483	2,048	454	2,763	226	1,786
Organized market		7	—	16		2	—
Equity		—	—	—	—	—	—
Foreign exchange and gold		291	41	239	46	180	79
OTC		291	41	239	45	180	79
Organized market		—	1	—	1	—	—
Credit		—	—	—	—	—	—
Commodities		—	—	—	—	—	—
Other		—	—	—	—	—	—
CASH FLOW HEDGES		781	2,089	708	2,809	408	1,865
HEDGE OF NET INVESTMENTS IN A FOREIGN OPERATION		27	136	213	26	198	196
PORTFOLIO FAIR VALUE HEDGES OF INTEREST RATE RISK		3	5	7	8	18	95
PORTFOLIO CASH FLOW HEDGES OF INTEREST RATE RISK		27	—	48	1	21	13
DERIVATIVES-HEDGE ACCOUNTING	8.1	1,482	2,625	1,891	3,303	1,805	2,626
of which: OTC - credit institutions		1,237	2,404	1,577	2,911	1,454	2,248
of which: OTC - other financial corporations		237	221	297	391	349	378

Hedged items in fair value hedges [Table Text Block]
Below there is a breakdown of the items covered by fair value hedges:

Hedged items in fair value hedges (Millions of Euros)
	Carrying amount		Hedge adjustments included in the carrying amount of assets/liabilities ⁽¹⁾		Remaining adjustments for discontinued micro hedges including hedges of net positions ⁽¹⁾		Hedged items in portfolio hedge of interest rate risk		Recognized ineffectiveness in profit or loss
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
ASSETS
Financial assets measured at fair value through other comprehensive income	11,308	13,667	(652)	(1,024)	172	2	—	—	(5)	(45)
Debt securities	11,308	13,667	(652)	(1,024)	172	2	—	—
Interest rate	11,308	13,601	(652)	(1,024)	172	2	—	—
Foreign exchange and gold	—	—	—	—	—	—	—	—
Other	—	66	—	—	—	—	—	—
Loans and advances	—	—	—	—	—	—	—	—
Interest rate	—	—	—	—	—	—	—	—
Foreign exchange and gold	—	—	—	—	—	—	—	—
Other	—	—	—	—	—	—	—	—
Financial assets measured at amortized cost	3,248	4,838	(114)	(485)	685	13	936	1,179	14	—
Debt securities	2,304	4,164	(119)	(397)	685	13	—	—
Interest rate	2,304	4,164	(119)	(397)	685	13	—	—
Foreign exchange and gold	—	—	—	—	—	—	—	—
Loans and advances	944	675	5	(88)	—	—	936	1,179
Interest rate	944	672	5	(88)	—	—	936	1,179
Foreign exchange and gold	—	3	—	—	—	—
LIABILITIES
Financial liabilities measured at amortized costs	47,180	34,898	509	1,299	—	—	—	—	(20)	(5)
Debt securities issued	37,916	33,447	600	1,372	—	—	—	—
Interest rate	37,915	33,447	600	1,372	—	—	—	—
Foreign exchange and gold	1	—	—	—	—	—	—	—
Deposits	9,263	1,451	(91)	(73)	—	—	—	—
Interest rate	9,258	1,446	(91)	(73)	—	—	—	—
Foreign exchange and gold	5	5	—	—	—	—	—	—
(1) The balance of discontinued hedges is not significant.
Calendar of the notional maturities of the hedging instruments [Table Text Block]
The following is the breakdown, by their notional maturities, of the hedging instruments as of December 31, 2023:

Calendar of the notional maturities of the hedging instruments (Millions of Euros)
	Up to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total
FAIR VALUE HEDGES	6,235	15,249	28,110	13,953	63,547
Of which: Interest rate	5,627	15,230	27,360	13,091	61,308
CASH FLOW HEDGES	7,819	9,691	14,635	4,963	37,107
Of which: Interest rate	7,819	9,683	13,232	2,843	33,577
HEDGE OF NET INVESTMENTS IN A FOREIGN OPERATION	11,391	1,343	—	—	12,735
PORTFOLIO FAIR VALUE HEDGES OF INTEREST RATE RISK	250	597	1,828	747	3,423
PORTFOLIO CASH FLOW HEDGES OF INTEREST RATE RISK	—	—	311	46	358
DERIVATIVES-HEDGE ACCOUNTING	25,695	26,881	44,884	19,709	117,169